Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BRIDGEWAY FUNDS INC
Entity Central Index Key	0000916006
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000012182
Shareholder Report [Line Items]
Fund Name	Aggressive Investors 1
Trading Symbol	BRAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Aggressive Investors 1 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Aggressive Investors 1 Fund	$53	0.46%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year, the Fund returned 28.34%, outperforming the S&P 500 Index.

Top contributors to performance

The Fund’s quality and sentiment models contributed to relative results. Overall from a sector prospective the impact was neutral but underweightings in the Consumer Staples and in the Real Estate sectors contributed the most to relative results. Stock selection contributed to results with selections in the Utilities, Consumer Discretionary and Financial sectors contributing the most.

Top detractors to performance

The Fund’s tilt toward smaller stocks and its overweight exposure to higher beta stocks detracted from relative returns during the period. The Fund’s value models detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Aggressive Investors 1 19,450	S&P 500 Index 33,521
2014	10,000	10,000
2015	10,457	10,742
2016	9,683	11,171
2017	11,802	13,170
2018	13,169	15,064
2019	12,291	16,633
2020	11,365	17,881
2021	16,762	25,175
2022	12,772	22,503
2023	15,156	26,912
2024	19,450	33,521

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Aggressive Investors 1	28.34%	9.61%	6.88%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 178,386,768
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 312,798
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$178,386,768
# of Portfolio Holdings	87
Portfolio Turnover Rate	65%
Advisory Fees Paid	$312,798

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Common Stocks	99.64%
Money Market Fund	0.35%
Investments Purchased With Cash Proceeds From Securities Lending	0.08%
Liabilities in Excess of Other Assets	-0.07%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corp.	4.92%
Microsoft Corp.	4.08%
Amazon.com, Inc.	3.68%
Apple, Inc.	3.07%
AppLovin Corp., Class A	2.80%
Costco Wholesale Corp.	2.38%
Vistra Corp.	2.15%
Meta Platforms, Inc., Class A	2.09%
Alphabet, Inc., Class A	2.08%
Cencora, Inc.	1.98%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000012184
Shareholder Report [Line Items]
Fund Name	Managed Volatility
Trading Symbol	BRBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Managed Volatility Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred subsequent to June 30, 2024.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Managed Volatility Fund	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 9.24%, capturing 38% of the S&P 500 Index’s return. The Fund had a standard deviation of 3.96% during the fiscal year, which was 65% lower than the S&P 500’s standard deviation of 11.31% during the same period.

Top contributors to performance

All portfolio components other than the options component added to the Fund’s results. The portfolio’s equities component provided the largest contribution, returning approximately 10.6%. The portfolio’s futures and fixed income components returned approximately 2.3% and 1.2%, respectively.

Top detractors to performance

The portfolio’s options component detracted from results during the 12-month period.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Managed Volatility 15,834	S&P 500 Index 33,521
2014	10,000	10,000
2015	10,092	10,742
2016	10,202	11,171
2017	10,670	13,170
2018	11,429	15,064
2019	11,629	16,633
2020	12,147	17,881
2021	14,009	25,175
2022	12,941	22,503
2023	14,495	26,912
2024	15,834	33,521

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Managed Volatility	9.24%	6.37%	4.70%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 30,960,371
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 81,077
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,960,371
# of Portfolio Holdings	235
Portfolio Turnover Rate	9%
Advisory Fees Paid	$81,077

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Common Stocks	62.37%
U.S. Government Obligations	28.96%
Call Options Written	- 1.09%
Put Options Written	- 0.58%
Money Market Fund	6.49%
Other Assets in Excess of Liabilities	3.85%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Apple, Inc.	3.67%
Microsoft Corp.	3.61%
Amazon.com, Inc.	2.56%
NVIDIA Corp.	2.00%
Alphabet, Inc., Class C	1.95%
Alphabet, Inc., Class A	1.94%
Marathon Petroleum Corp.	1.62%
McDonald's Corp.	1.48%
PepsiCo, Inc.	1.22%
Valero Energy Corp.	1.22%

Material Fund Change [Text Block]

Material Fund Changes

On August 22, 2024, the Board of Directors of the Fund approved a proposal to liquidate the Fund. Accordingly, effective on August 23, 2024, the Fund will no longer accept purchase orders and the Fund will be terminated on or about November 18, 2024.

Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000103073
Shareholder Report [Line Items]
Fund Name	Omni Small-Cap Value
Trading Symbol	BOSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Omni Small-Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Omni Small-Cap Value Fund	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year, Fund returned 15.93%, outperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s tilt toward deeper value stocks across multiple valuation metrics contributed to relative results during the period. By design, the Fund does not hold Real Estate Investment Trusts (REITs) or Utilities stocks. The lack of exposure to both REITs and Utilities stocks contributed positively to relative returns during the period.

Top detractors to performance

The Fund’s tilt toward smaller stocks in the small-cap value universe detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Omni Small-Cap Value 19,943	Russell 2000 Value Index 18,294	Russell 3000 Index 31,475
2014	10,000	10,000	10,000
2015	9,852	10,078	10,729
2016	9,417	9,817	10,959
2017	11,755	12,258	12,987
2018	13,724	13,863	14,907
2019	11,416	12,999	16,246
2020	8,812	10,727	17,306
2021	17,175	18,588	24,949
2022	16,376	15,562	21,490
2023	17,202	16,497	25,563
2024	19,943	18,294	31,475

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Omni Small-Cap Value	15.93%	11.80%	7.15%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,198,726,475
Holdings Count | Holding	568
Advisory Fees Paid, Amount	$ 3,434,288
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,198,726,475
# of Portfolio Holdings	568
Portfolio Turnover Rate	26%
Advisory Fees Paid	$3,434,288

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Common Stocks	99.73%
Preferred Stock	0.00%
Rights	0.01%
Money Market Fund	0.27%
Investments Purchased With Cash Proceeds From Securities Lending	1.50%
Liabilities in Excess of Other Assets	-1.51%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

SkyWest, Inc.	1.20%
Teekay Tankers, Ltd., Class A	0.96%
M/I Homes, Inc.	0.90%
SFL Corp., Ltd.	0.88%
Tronox Holdings PLC	0.87%
Golden Ocean Group, Ltd.	0.85%
Vista Outdoor, Inc.	0.84%
Patrick Industries, Inc.	0.82%
Telephone and Data Systems, Inc.	0.81%
TTM Technologies, Inc.	0.80%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000012190
Shareholder Report [Line Items]
Fund Name	Small-Cap Value
Trading Symbol	BRSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Small-Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Small-Cap Value Fund	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year the Fund returned 6.36%, trailing the Russell 2000 Value Index.

Top contributors to performance

The Fund’s exposure to deeper value stocks across multiple metrics contributed positively to relative results.

Top detractors to performance

All of the Fund’s model categories underperformed the benchmark, detracting from relative results. The Fund’s tilt toward smaller stocks in the small-cap value universe also hurt relative performance. From a sector perspective, the Fund’s allocation effect was negative. An underweighting in the Energy sector and an overweighting in the Communication Services sector detracted the most from relative results. The Fund’s stock selection effect was also negative, with holdings in the Real Estate, Health Care, Materials, and Energy sectors detracting the most from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Small-Cap Value 23,111	Russell 2000 Value Index 18,294	Russell 3000 Index 31,475
2014	10,000	10,000	10,000
2015	9,790	10,078	10,729
2016	9,299	9,817	10,959
2017	11,166	12,258	12,987
2018	13,435	13,863	14,907
2019	11,134	12,999	16,246
2020	9,305	10,727	17,306
2021	20,729	18,588	24,949
2022	19,524	15,562	21,490
2023	21,730	16,497	25,563
2024	23,111	18,294	31,475

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Small-Cap Value	6.36%	15.73%	8.74%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 487,790,118
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 3,342,965
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$487,790,118
# of Portfolio Holdings	134
Portfolio Turnover Rate	56%
Advisory Fees Paid	$3,342,965

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Common Stocks	99.90%
Money Market Fund	0.12%
Investments Purchased With Cash Proceeds From Securities Lending	0.80%
Liabilities in Excess of Other Assets	-0.82%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Jackson Financial, Inc., Class A	1.51%
Amkor Technology, Inc.	1.44%
Enstar Group, Ltd.	1.40%
Group 1 Automotive, Inc.	1.37%
Taylor Morrison Home Corp.	1.33%
WSFS Financial Corp.	1.32%
Prestige Consumer Healthcare, Inc.	1.31%
Abercrombie & Fitch Co., Class A	1.28%
Bread Financial Holdings, Inc.	1.28%
Pathward Financial, Inc.	1.24%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000012186
Shareholder Report [Line Items]
Fund Name	Ultra-Small Company
Trading Symbol	BRUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Ultra-Small Company Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Ultra-Small Company Fund	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year the Fund returned 5.71%, underperforming the Russell Microcap Index.

Top contributors to performance

The Fund’s quality and sentiment models outperformed the benchmark contributing to relative results. The Fund’s tilt toward deeper value stocks across multiple valuation metrics also improved relative performance. From a sector perspective, the Fund’s allocation effect was positive. Overweightings in the Energy and Health Care sectors contributed the most to relative results. The Fund’s stock selection effect was also positive, largely driven by holdings in the Materials, Industrials, and Information Technology sectors.

Top detractors to performance

The Fund’s value models underperformed the benchmark, detracting from relative results. The Fund’s tilt toward deeper value stocks across multiple valuation metrics also improved relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Ultra-Small Company 15,617	Russell Microcap Index 17,137	Russell 3000 Index 31,475
2014	10,000	10,000	10,000
2015	9,240	10,821	10,729
2016	7,991	9,517	10,959
2017	9,339	12,144	12,987
2018	10,192	14,598	14,907
2019	8,716	13,082	16,246
2020	8,051	12,458	17,306
2021	16,952	21,897	24,949
2022	13,385	15,167	21,490
2023	14,773	16,174	25,563
2024	15,617	17,137	31,475

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Ultra-Small Company	5.71%	12.37%	4.56%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell Microcap Index	5.96%	5.55%	5.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 77,764,980
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 727,078
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$77,764,980
# of Portfolio Holdings	254
Portfolio Turnover Rate	72%
Advisory Fees Paid	$727,078

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Common Stocks	98.53%
Rights	0.00%
Warrants	0.00%
Money Market Fund	1.66%
Investments Purchased With Cash Proceeds From Securities Lending	7.92%
Liabilities in Excess of Other Assets	-8.11%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

RealReal, Inc. (The)	3.88%
American Superconductor Corp.	2.96%
Arq, Inc.	2.31%
Amplify Energy Corp.	2.23%
OptimizeRx Corp.	1.98%
Epsilon Energy, Ltd.	1.58%
Rayonier Advanced Materials, Inc.	1.57%
Security National Financial Corp., Class A	1.54%
Magnachip Semiconductor Corp.	1.52%
Gran Tierra Energy, Inc.	1.46%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000012187
Shareholder Report [Line Items]
Fund Name	Ultra-Small Company Market
Trading Symbol	BRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Ultra-Small Company Market Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Ultra-Small Company Market Fund	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year the Fund returned 3.17%, underperforming the Russell Microcap Index.

Top contributors to performance

The Fund’s investment universe focuses on the smallest stocks within the US stock market (the CRSP 10 universe). The Fund’s performance relative to the CRSP 10 universe was positive.

Top detractors to performance

The Fund’s focus on the CRSP 10 universe hurt relative results, as CRSP 10 stocks underperformed the Russell Microcap Index. On average, the Fund held about 82% of its assets in the CRSP 10 universe, versus roughly 11% for the benchmark. The Fund’s sidestepping strategies, which eliminate exposure to stocks with a high probability of a steep price decline, major financial distress or bankruptcy, also hurt performance relative to the CRSP 10 universe.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
	Ultra-Small Company Market 15,308	Russell Microcap Index 17,137	Russell 3000 Index 31,475
2014	10,000	10,000	10,000
2015	10,372	10,821	10,729
2016	9,248	9,517	10,959
2017	11,708	12,144	12,987
2018	14,150	14,598	14,907
2019	11,748	13,082	16,246
2020	10,457	12,458	17,306
2021	21,314	21,897	24,949
2022	14,839	15,167	21,490
2023	14,837	16,174	25,563
2024	15,308	17,137	31,475

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Ultra-Small Company Market	3.17%	5.44%	4.35%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell Microcap Index	5.96%	5.55%	5.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 167,478,670
Holdings Count | Holding	579
Advisory Fees Paid, Amount	$ 812,896
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$167,478,670
# of Portfolio Holdings	579
Portfolio Turnover Rate	44%
Advisory Fees Paid	$812,896

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Common Stocks	99.71%
Rights	0.00%
Warrants	0.01%
Money Market Fund	0.43%
Investments Purchased With Cash Proceeds From Securities Lending	11.20%
Liabilities in Excess of Other Assets	-11.35%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Natural Gas Services Group, Inc.	0.70%
Redwire Corp.	0.68%
Orion Group Holdings, Inc.	0.65%
Superior Group of Cos., Inc.	0.65%
Emergent BioSolutions, Inc.	0.62%
LendingTree, Inc.	0.62%
Sight Sciences, Inc.	0.58%
GeneDx Holdings Corp.	0.58%
Selectquote, Inc.	0.55%
CSP, Inc.	0.53%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com